Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of related party [line items]
Amortization recognized as general and administrative		R$ 10,321	R$ 3,922	R$ 11,752
total common shares approved as incentive ownership plan	11,128,102
Percentage of Common shares may deliver to participants to company's share capital	1.00%
General and administrative expense		R$ 12,893	R$ 6,001	R$ 784
Bottom of range [member]
Disclosure of related party [line items]
Period of transfter of ownership shares		3 years
Bottom of range [member] | Deferred stock plan [member]
Disclosure of related party [line items]
Deferred stock plan amortization period from grant date		5 years
Top of range [member]
Disclosure of related party [line items]
Period of transfter of ownership shares		6 years
Top of range [member] | Deferred stock plan [member]
Disclosure of related party [line items]
Deferred stock plan amortization period from grant date		7 years